Property and Equipment, Net (Details 2) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expenses	₩ 765	₩ 1,578	₩ 1,852